COMMITMENTS	3 Months Ended	10 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

The holders of the (i) Founder Shares, (ii) private placement warrants, which are issued in a private placement simultaneously with the closing of the Initial Public Offering, private placement warrants and the Class A ordinary shares underlying such private placement warrants and (iii) warrants that may be issued upon conversion of working capital loans will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities were entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting commissions. On September 5, 2025, the underwriters exercised their over-allotment option, closing on the 3,000,000 additional Units simultaneously with the Initial Public Offering.

The underwriters were entitled to a cash underwriting discount of $4,600,000, which was paid in cash to the underwriters at the closing of the Initial Public Offering.

Additionally, the underwriters are entitled to a deferred fee of $0.40 per Unit, or $9,200,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement and will be based on the amount of funds remaining in the Trust Account after shareholder redemptions of public shares in connection with the consummation of a Business Combination.

On January 21, 2026, the underwriters agree to forfeit, simultaneously and in connection with the consummation of the Business Combination with General Fusion Inc., an aggregated pro-rata portion (or as otherwise agreed amongst the Underwriters) of 15% of their private placement warrants, equal to an aggregate of 383,333 private placement warrants. This agreement is conditioned upon the closing of the General Fusion Inc. Business Combination, as the Business Combination is not considered probably as of this filing, no adjustments have been made to the accompanying unaudited condensed consolidated financial statements.

Initial Business Combination

On January 21, 2026, SVIII entered into the Business Combination Agreement with General Fusion and NewCo. In connection with the Closing, it is expected that SVIII will change its name to “General Fusion Inc.”

Subject to its terms and conditions, the Business Combination Agreement provides, among other things, that (1) at least one business day prior to the Closing Date, SVIII will continue from the Cayman Islands to British Columbia, (2) on the Closing Date, NewCo will amalgamate with and into General Fusion, with NewCo surviving the Amalgamation as a wholly-owned subsidiary of New SVIII, pursuant to an arrangement under the applicable provisions of the BCBCA and the Plan of Arrangement, and (3) New SVIII will adopt the Restated Articles.

Concurrently with the execution and delivery of the Business Combination Agreement, SVIII, General Fusion and the Sponsor entered into a the Sponsor Letter pursuant to which, among other things (1) the Sponsor agreed to vote all Founder Shares held by it in favor of the Business Combination Agreement, the Business Combination and related proposals, (2) the Sponsor agreed that, at the Closing, it will forfeit 1,000,000 Founder Shares and, in connection therewith, SVIII agreed to issue to the Sponsor an aggregate of 1,000,000 Earnout Shares, (3) the Sponsor agreed to transfer, directly or constructively, an aggregate of 1,250,000 Founder Shares to certain investors in General Fusion’s most recent simple agreements for future equity financing round, and (4) the parties agreed that if SVIII obtains working capital loans from the Sponsor or an affiliate to finance transaction costs related to the Business Combination, up to $1,500,000 of such loans may be converted into warrants to purchase Common Shares for an exercise price of $0.90 per share, at the Sponsor’s option.

Concurrently with the execution and delivery of the Business Combination Agreement, SVIII, General Fusion and certain of General Fusion’s securityholders entered into the Support Agreement pursuant to which, among other things, each such securityholder agreed to support and vote in favor of the Plan of Arrangement.

Pursuant to the terms of the Business Combination Agreement, contemporaneously with the Closing, New SVIII, the Sponsor, and certain securityholders of General Fusion will enter into the Registration Rights Agreement, pursuant to which, among other things, (1) New SVIII will agree to file, as soon as practicable (and in any event within 30 days) following the Closing Date, a registration statement covering the resale of certain Common Shares and other equity securities of New SVIII held by the Sponsor and such other securityholders parties from time to time, (2) such holders of registrable securities will be granted certain takedown, demand, block trade and piggyback registration rights with respect to their registrable securities, in each case, on the terms and subject to the conditions set forth in the Registration Rights Agreement, and (3) the Registration Rights Agreement, dated as of September 3, 2025, between SVIII, the Sponsor and certain other parties will be amended, restated and terminated as of the Closing.

Also pursuant to the terms of the Business Combination Agreement, at the Closing, certain Company securityholders will enter into the Lock-Up Agreements, pursuant to which, among other things, each such securityholder will agree not to sell, for a period of 180 days following the Closing (subject to certain exceptions), the Common Shares held by such securityholder immediately after the effective time of the Business Combination, on the terms and subject to the conditions set forth in the Lock-Up Agreement. In addition, the Sponsor and the other parties to the letter agreement entered into by such parties with SVIII in connection with SVIII’s initial public offering will enter into an amendment to such letter agreement to change the lock-up period in such letter agreement to six months after the Closing Date.

Subscription Agreement Liability

In connection with the transactions contemplated by the Business Combination Agreement, on January 21, SVIII and General Fusion entered into separate Subscription Agreements with the Anchor PIPE Investor. Pursuant to the Subscription Agreements, the Investors have agreed, among other things, to purchase an aggregate of 10,556,367 units of General Fusion at a price of $10.20 per unit, each unit comprising (1) one convertible preferred share of General Fusion having the rights, preferences and privileges set forth in the Restated Articles and (2) one warrant exercisable for a Common Share at a price of $12.00 per share, in a private placement to be consummated on the Closing Date, prior to the Amalgamation. The Subscription Agreement was analyzed under ASC 815-40 and it was determined equity classification is precluded, as such the Company will record a liability that is equal to the fair value of the Subscription Agreement and revalue the Subscription Agreement liability each reporting period. As of March 31, 2026, the Company recorded a liability in connection with the Subscription Agreements of $425,184,274 on the accompanying condensed consolidated balance sheet and a subscription agreement expense of $425,184,274 within the accompanying condensed consolidated statement of operations.

NOTE 6. COMMITMENTS

Registration Rights

The holders of the (i) Founder Shares, (ii) private placement warrants, which are issued in a private placement simultaneously with the closing of the Initial Public Offering, private placement warrants and the Class A ordinary shares underlying such private placement warrants and (iii) warrants that may be issued upon conversion of working capital loans will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities were entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting commissions. On September 5, 2025, the underwriters exercised their over-allotment option, closing on the 3,000,000 additional Units simultaneously with the Initial Public Offering.

The underwriters were entitled to a cash underwriting discount of $4,600,000, which was paid in cash to the underwriters at the closing of the Initial Public Offering.

Additionally, the underwriters are entitled to a deferred fee of $0.40 per Unit, or $9,200,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a

Business Combination, subject to the terms of the underwriting agreement and will be based on the amount of funds remaining in the Trust Account after shareholder redemptions of public shares in connection with the consummation of a Business Combination.